UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

	Principal Amount	Value
Corporate Loans—89.3%
Consumer Discretionary—32.3%
Auto Components—0.4%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%,[LIBOR4+400], 11/19/19[1]	$ 1,065,999	$ 1,064,400
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.188%,[LIBOR12+275], 3/7/24[1]	3,903,110	3,921,806
		4,986,206

Automobiles—0.7%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.23%-5.32%,[LIBOR12+375], 4/15/21[1]	10,014,807	10,103,087

Distributors—3.9%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.319%,[LIBOR12+275], 8/25/21[1]	3,694,444	3,626,633
Tranche B6, 4.462%,[LIBOR4+300], 6/22/23[1]	2,453,042	2,406,704
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.069%,[LIBOR4+350], 9/26/24[1]	3,077,288	2,984,969
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.125%,[LIBOR12+450], 8/21/22[1]	4,038,248	3,358,469
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.569%,[LIBOR12+500], 9/25/24[1]	6,633,375	6,625,083
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.953%,[LIBOR12+375], 2/3/24[1]	1,239,932	1,221,724
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.00%, [LIBOR12+250], 11/17/24[1]	1,890,263	1,895,782
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%-4.569%,[LIBOR12+300], 11/8/23[1]	2,493,490	2,513,313
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.819%,[LIBOR12+325], 8/18/23[1]	4,062,746	4,095,289
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.729%,[LIBOR4+425], 6/23/23[1]	2,346,327	2,200,268
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.374%,[LIBOR4+375], 8/16/23[1]	1,377,571	1,375,973
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%-4.938%,[LIBOR12+350], 6/18/21[1]	1,777,420	1,782,983
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.995%-4.319%,[LIBOR12+275], 1/30/23[1]	2,477,516	2,480,836
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.38%-4.70%,[LIBOR4+300], 8/19/22[1]	4,971,713	4,996,000
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.38%,[LIBOR4+300], 1/26/23[1]	5,731,755	4,352,552
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%,[LIBOR12+300], 3/11/22[1]	9,311,000	7,479,387

1        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR12+350], 6/8/24[1]	$2,764,113	$2,708,830
		56,104,795

Diversified Consumer Services—0.5%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.737%-6.069%,[LIBOR12+450], 5/8/20[1]	4,145,283	3,122,766
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.335%,[LIBOR4+500], 4/1/21[1]	3,818,904	3,804,602
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.085%,[LIBOR4+875], 4/1/22[1]	760,036	738,185
		7,665,553

Hotels, Restaurants & Leisure—7.7%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 8/1/21[1]	3,678,468	3,704,328
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.975%,[LIBOR52+250], 9/15/23[1]	2,539,893	2,556,999
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.069%,[LIBOR4+250], 10/7/24[1]	6,575,000	6,590,418
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.075%,[LIBOR4+275], 9/28/24[1]	23,885,000	24,021,503
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR12+300], 2/12/21[1]	1,884,851	1,781,184
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.487%,[LIBOR12+200], 12/12/24[1]	1,365,000	1,368,412
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.069%,[LIBOR12+250], 4/18/24[1]	2,716,350	2,731,806
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 2/1/24[1]	6,967,020	7,014,918
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%,[LIBOR4+225], 4/17/24[1]	2,995,617	3,001,698
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+250], 8/30/23[1]	1,108,821	1,113,267
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.979%,[LIBOR4+350], 5/9/24[1]	3,502,400	3,542,678
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.069%,[LIBOR12+250], 11/30/23[1]	1,197,900	1,206,513
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%,[LIBOR4+375], 2/22/23[1]	1,069,625	1,080,653
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.819%,[LIBOR4+325], 7/31/24[1]	335,000	338,037
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.109%,[LIBOR4+275], 4/14/21[1]	3,443,522	3,462,892
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.85%,[LIBOR12+250], 1/19/24[1]	764,225	768,333

2        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.67%,[LIBOR4+225], 5/11/24[1]	$930,325	$ 935,558
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.673%-4.819%,[LIBOR4+325], 8/14/24[1]	9,037,350	9,121,442
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.06%,[LIBOR12+250], 6/8/23[1]	7,739,449	7,762,513
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR12+350], 11/15/20[1]	2,166,605	2,043,390
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.737%,[LIBOR12+350], 12/19/24[1]	1,360,000	1,362,360
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.903%,[LIBOR12+475], 11/29/24[1]	26,355,000	26,563,731
		112,072,633

Household Durables—1.5%
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.586%,[LIBOR4+225], 6/30/23[1]	1,335,000	1,342,923
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%,[LIBOR12+250], 10/27/22[1]	1,061,563	1,065,809
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.069%,[LIBOR12+550], 2/15/23[1]	3,043,594	3,043,122
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.319%,[LIBOR12+275], 1/26/24[1]	2,127,299	2,143,593
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR12+350], 9/7/23[1]	8,316,372	6,221,686
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.835%-4.897%,[LIBOR4+350], 11/8/23[1]	7,726,613	7,111,729
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 8/1/23[1]	938,539	945,090
		21,873,952

Media—17.2%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR4+325], 9/26/21[1]	3,864,023	3,413,227
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.054%,[LIBOR4+275], 7/15/25[1]	3,795,925	3,726,099
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 7/28/25[1]	3,919,807	3,910,831
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR12+325], 10/3/23[1]	1,864,405	1,878,062
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.172%,[LIBOR4+275], 11/18/24[1]	3,630,000	3,654,575
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR12+350], 4/9/21[1]	8,284,713	6,591,525
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.4 43%,[LIBOR4+675], 1/30/19[1]	40,961,428	30,840,474

3        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.193%,[LIBOR4+750], 7/30/19[1]	$ 4,206,170	$ 3,165,143
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 7/17/25[1]	2,907,639	2,900,588
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.88%,[LIBOR4+550], 2/28/20[1]	4,017,870	3,945,046
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 10/18/19[1]	1,871,756	1,710,991
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.611%,[LIBOR12+250], 2/7/24[1]	3,104,804	3,126,429
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.443%,[LIBOR4+475], 11/3/23[1]	4,778,943	4,805,825
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 4.071%,[LIBOR4+275], 6/30/19[1]	2,846,886	2,843,769
Tranche B3, 4.885%,[LIBOR4+375], 11/27/23[1]	1,360,000	1,334,500
Tranche B4, 6.089%,[LIBOR4+450], 1/15/24[1]	905,000	918,199
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.18%,[LIBOR6+275], 12/18/20[1]	7,747,945	7,774,598
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.693%,[LIBOR4+600], 4/22/20[1,2]	7,210,000	7,146,913
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.859%,[LIBOR4+350], 1/7/22[1]	7,424,094	7,219,931
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 12/8/23[1]	3,016,464	3,025,890
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%,[LIBOR4+250], 10/4/24[1]	2,145,000	2,158,406
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.74%,[LIBOR52+225], 2/15/24[1]	570,688	573,900
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.085%,[LIBOR4+575], 8/13/21[1]	4,999,649	4,978,400
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.861%,[LIBOR12+250], 1/17/24[1]	1,436,251	1,442,017
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.069%,[LIBOR4+650], 10/13/22[1,2]	11,700,000	11,641,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR12+325], 7/21/22[1]	3,230,399	3,245,211
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.861%,[LIBOR12+250], 1/17/24[1]	11,361,917	11,407,535
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.569%,[LIBOR12+300], 2/1/24[1]	7,686,913	7,640,945
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.35%,[LIBOR12+300], 2/1/24[1]	905,000	896,796
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.569%,[LIBOR4+400], 11/8/24[1]	4,768,050	4,771,030
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR12+250], 7/2/21[1]	3,105,341	3,127,979

4        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.069%,[LIBOR12+350], 1/31/25[1]	$ 2,575,000	$ 2,581,038
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.13%,[LIBOR4+275], 7/31/25[1]	1,328,325	1,274,196
Tranche B12, 4.336%,[LIBOR4+300], 1/31/26[1]	6,288,150	6,073,944
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%,[LIBOR12+225], 12/12/24[1]	7,225,000	7,221,640
Tranche B2, 3.82%,[LIBOR12+225], 1/3/24[1]	7,760,413	7,770,114
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.229%,[LIBOR4+275], 12/6/23[1]	2,123,950	2,131,033
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AL, 3.979%,[LIBOR12+250], 3/1/26[1]	4,065,000	4,083,191
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.70%,[LIBOR4+300], 11/17/23[1]	1,506,196	1,514,902
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 1/26/24[1]	6,059,832	6,077,829
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.604%,[LIBOR4+225], 1/15/26[1]	3,350,000	3,346,734
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.319%,[LIBOR12+275], 3/15/24[1]	10,493,894	10,474,953
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 3.732%,[LIBOR4+250], 1/15/26[1]	6,882,000	6,887,746
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.91%,[LIBOR12+250], 1/15/26[1]	7,205,000	7,213,142
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.14%,[LIBOR6+275], 10/15/19[1]	5,308,007	5,317,136
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.751%,[LIBOR12+325], 8/18/23[1]	6,728,138	6,677,676
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.64%,[LIBOR12+325], 5/6/21[1]	3,993,391	4,018,349
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.729%,[LIBOR12+225], 11/1/23[1]	3,378,838	3,385,967
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.977%,[LIBOR12+250], 4/15/25[1]	7,800,000	7,748,013
		249,613,937

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.642%,[LIBOR12+325], 10/25/20[1]	5,868,988	4,808,931

Specialty Retail—0.1%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.89%,[LIBOR4+450], 8/29/21[1]	1,874,895	1,868,642

Consumer Staples—3.0%
Beverages—2.9%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%-3.943%,[LIBOR12+225], 2/16/24[1]	3,231,345	3,233,930

5        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.129%-6.00%,[LIBOR6+275], 4/6/24[1]	$ 4,730,125	$ 4,748,525
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 6/2/21[1]	1,026,103	1,033,368
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.819%,[LIBOR12+225], 8/3/22[1]	3,168,613	3,175,299
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.688%,[LIBOR4+225], 7/4/22[1]	1,400,000	1,408,463
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.491%,[LIBOR12+200], 6/16/23[1]	2,247,357	2,263,516
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.656%-4.857%,[LIBOR4+275], 10/4/23[1]	10,760,360	10,856,558
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.759%,[LIBOR12+225], 5/15/24[1]	2,624,000	2,629,937
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR12+350], 4/19/24[1]	900,475	909,853
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.372%,[LIBOR12+200], 2/2/24[1]	3,880,402	3,910,572
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.82%,[LIBOR12+225], 5/24/24[1]	5,734,317	5,761,985
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 9/26/24[1]	1,020,000	1,021,913
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.731%,[LIBOR4+325], 12/14/24[1]	1,585,000	1,583,019
		42,536,938

Food & Staples Retailing—0.1%
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 6.24%,[LIBOR12+475], 8/21/20[1]	772,798	776,987

Energy—4.2%
Energy Equipment & Services—3.8%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.485%,[LIBOR12+425], 8/4/20[1,3]	4,780,746	3,569,616
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.38%,[LIBOR4+400], 10/31/24[1]	4,530,000	4,590,022
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.876%,[LIBOR12+1,037.5], 12/31/21[1]	1,815,000	1,998,769
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.153%,[LIBOR12+475], 12/31/22[1]	1,925,000	1,921,391
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.814%,[LIBOR4+750], 8/23/21[1]	1,740,000	1,857,015
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	3,914,372	3,960,874
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.319%,[LIBOR12+375], 10/2/23[1]	7,750,127	7,829,682
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%,[LIBOR4+475], 9/18/21[1]	5,571,003	3,570,094

6        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Energy Equipment & Services (Continued)
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.693%,[LIBOR4+700], 8/31/20[1]	$ 740,000	$ 674,325
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.568%,[LIBOR4+287.5], 10/1/18[1]	2,049,769	1,984,852
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.693%,[LIBOR4+500], 6/27/20[1]	1,060,191	811,046
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.95%,[LIBOR4+525], 8/25/23[1]	3,614,322	3,262,685
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1,3]	3,353,746	1,349,883
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20[4]	116,780	115,612
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.501%,[LIBOR12+400], 2/15/24[1]	3,171,040	3,169,058
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.20%,[LIBOR4+350], 12/31/23[1]	2,851,527	2,858,855
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1,3]	622,042	250,683
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 2/21/21[1]	6,851,874	5,550,017
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%,[LIBOR4+350], 12/16/20[1]	238,944	208,677
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%,[LIBOR4+350], 12/16/20[1]	88,671	77,439
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.85%,[LIBOR4+400], 9/27/24[1]	1,770,000	1,795,886
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.246%-4.413%,[LIBOR4+300], 4/12/24[1]	2,735,000	2,737,051
		54,143,532

Oil, Gas & Consumable Fuels—0.4%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%,[LIBOR4+350], 12/16/20[1]	1,711,809	1,494,974
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.943%,[LIBOR4+425], 8/4/21[1]	4,814,065	4,741,854
		6,236,828

Financials—3.3%
Capital Markets—0.9%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.819%,[LIBOR12+425], 11/23/20[1]	3,033,855	3,043,336
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%, 5/23/21[4]	10,228,148	10,247,377
		13,290,713

Commercial Banks—2.2%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.802%,[LIBOR4+325], 8/12/22[1]	1,575,495	1,584,854

7        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.996%-4.319%,[LIBOR12+275], 1/25/24[1]	$1,890,552	$1,899,088
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.07%,[LIBOR12+250], 3/25/24[1]	1,323,967	1,329,262
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.63%-4.943%,[LIBOR4+325], 11/4/21[1]	803,506	794,322
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.943%,[LIBOR4+325], 7/3/24[1]	927,675	936,952
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.413%,[LIBOR4+300], 10/2/20[1]	2,315,080	2,327,986
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.009%,[LIBOR12+350], 12/13/24[1]	1,810,000	1,815,656
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.392%-4.511%,[LIBOR4+300], 10/1/21[1]	3,142,125	3,173,546
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR12+350], 1/8/24[1]	5,163,696	5,197,260
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.569%,[LIBOR12+300], 10/24/22[1]	9,307,446	9,013,703
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 5/16/24[1]	3,411,450	3,411,450
		31,484,079

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.82%,[LIBOR12+525], 9/29/20[1]	2,520,892	2,518,534
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.24%,[LIBOR12+900], 9/29/21[1]	870,629	861,923
		3,380,457

Health Care—7.6%
Health Care Equipment & Supplies—7.1%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.825%,[LIBOR4+612.5], 4/30/22[1]	1,068,822	1,017,166
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.319%,[LIBOR12+275], 2/11/22[1]	313,225	315,418
Tranche B2, 3.992%,[LIBOR12+275], 2/16/23[1]	2,136,837	2,151,795
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR12+325], 4/28/22[1]	1,352,724	1,349,707
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR12+425], 4/16/21[1]	2,969,862	2,984,711
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.575%,[LIBOR4+425], 10/24/23[1]	1,870,000	1,891,037
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.069%,[LIBOR4+550], 8/4/21[1]	1,386,000	1,389,472
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 4/22/24[1]	4,995,874	4,995,100
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%,[LIBOR4+400], 6/7/19[1]	986,883	989,967

8        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 5/20/24[1]	$1,535,769	$1,543,931
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%,[LIBOR12+275], 3/1/24[1]	11,324,425	11,357,719
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.067%,[LIBOR4+275], 12/31/19[1]	206,073	200,079
Tranche H, 4.317%-4.479%,[LIBOR4+300], 1/27/21[1]	5,665,513	5,416,826
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.487%-4.492%,[LIBOR12+325], 6/8/20[1]	5,646,563	5,581,035
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR12+425], 4/29/24[1]	3,089,475	3,113,619
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.57%,[LIBOR12+300], 12/1/23[1]	4,626,633	4,644,931
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.819%,[LIBOR12+325], 10/30/23[1]	1,852,031	1,865,921
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.739%,[LIBOR52+225], 1/31/25[1]	7,662,100	7,684,703
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.819%,[LIBOR12+225], 2/15/24[1]	1,806,350	1,819,753
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.60%-3.819%,[LIBOR12+225], 8/1/24[1]	2,257,188	2,263,361
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.319%-4.443%,[LIBOR4+275], 8/18/22[1]	3,752,232	3,762,250
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR4+325], 2/2/24[1]	1,711,400	1,706,052
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.943%,[LIBOR4+525], 11/30/18[1]	1,729,080	1,443,782
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.443%,[LIBOR4+275], 9/24/24[1]	1,427,807	1,427,550
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 6/7/23[1]	5,265,442	5,281,896
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 1/31/21[1]	3,792,681	3,831,803
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.443%,[LIBOR4+575], 7/31/19[1]	1,333,890	1,079,117
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%-5.693%,[LIBOR4+400], 11/27/20[1]	3,863,743	3,633,522
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5.443%,[LIBOR4+375], 6/30/21[1]	4,168,490	4,184,414
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR4+300], 9/27/24[1]	289,275	290,902
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.85%-6.75%,[LIBOR4+350], 3/6/24[1]	2,300,013	2,325,888
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.82%,[LIBOR4+325], 9/2/24[1]	2,104,725	2,086,309
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%,[LIBOR12+275], 2/6/24[1]	4,666,802	4,555,989

9        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.94%,[LIBOR12+350], 4/1/22[1]	$ 2,786,326	$ 2,829,221
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.365%,[LIBOR4+300], 12/2/24[1]	1,535,000	1,545,561
		102,560,507

Health Care Providers & Services—0.5%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 4/9/21[1]	6,880,027	6,920,171

Industrials—14.1%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 4/9/20[1]	1,893,153	1,837,712

Commercial Services & Supplies—8.2%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.238%,[LIBOR12+500], 10/18/21[1]	1,554,755	1,570,303
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%,[LIBOR4+375], 7/28/22[1]	9,842,006	9,778,968
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.319%,[LIBOR12+275], 8/4/22[1]	9,580,807	9,640,687
Tranche B5, 4.569%,[LIBOR12+300], 11/3/23[1]	5,116,388	5,147,189
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.124%,[LIBOR12+450], 5/31/24[1]	2,099,450	2,120,445
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.762%-4.813%,[LIBOR4+350], 4/29/24[1]	3,188,975	3,221,869
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.857%,[LIBOR4+250], 11/7/24[1]	2,805,000	2,837,875
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%,[LIBOR4+450], 12/8/23[1]	2,227,500	2,230,284
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+350], 9/15/20[1]	3,087,973	3,098,904
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.814%,[LIBOR4+550], 3/19/21[1]	824,079	783,287
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.814%,[LIBOR4+550], 3/19/21[1]	1,662,007	1,575,929
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 12/20/19[1]	5,077,404	2,430,807
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.319%,[LIBOR12+275], 8/12/20[1]	1,063,125	1,071,763
Tranche B2, 4.819%,[LIBOR12+325], 8/14/23[1]	2,729,559	2,759,843
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.819%,[LIBOR4+525], 6/30/22[1]	1,652,589	1,638,815
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.142%,[LIBOR12+575], 1/5/24[1]	1,729,188	1,739,995
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.917%,[LIBOR6+350], 5/1/24[1]	5,283,450	5,301,599

10        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.885%,[LIBOR4+375], 10/3/24[1]	$ 1,400,000	$ 1,407,000
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.392%,[LIBOR4+500], 4/11/23[1]	2,433,900	2,458,239
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.443%,[LIBOR4+375], 8/12/22[1]	2,634,451	2,645,977
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.85%,[LIBOR12+450], 4/26/24[1]	4,782,432	4,831,261
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.943%,[LIBOR4+425], 4/18/19[1]	1,235,923	1,206,570
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.943%,[LIBOR4+825], 4/17/20[1]	551,135	521,512
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 5/21/22[1]	1,891,764	1,915,411
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.193%,[LIBOR4+550], 9/30/22[1]	5,307,454	5,271,629
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 2/22/24[1]	5,733,150	5,770,559
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR4+275], 2/28/21[1]	4,080,000	4,077,470
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.489%,[LIBOR4+400], 9/12/24[1]	10,800,000	10,609,650
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.166%,[LIBOR4+275], 9/2/21[1]	9,229,945	9,238,344
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.599%,[LIBOR4+225], 11/1/21[1]	11,344,000	11,423,465
		118,325,649

Industrial Conglomerates—1.7%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.193%,[LIBOR4+275], 5/18/24[1]	2,309,149	2,322,426
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR12+275], 7/30/24[1]	1,854,570	1,863,111
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.375%,[LIBOR12+300], 12/6/24[1]	1,498,675	1,519,904
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 6/30/21[1]	2,746,979	2,767,925
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.802%,[LIBOR12+225], 5/17/24[1]	2,497,450	2,495,889
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.802%,[LIBOR12+225], 8/21/24[1]	1,753,513	1,762,833
Transdigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.443%,[LIBOR4+275], 6/9/23[1]	5,051,896	5,065,208
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.35%,[LIBOR12+400], 11/30/23[1]	4,136,853	4,139,439
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.193%,[LIBOR4+350], 6/19/21[1]	985,353	964,168

11        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.85%,[LIBOR4+350], 12/28/19[1]	$ 1,661,002	$ 1,663,601
		24,564,504

Road & Rail—2.6%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.745%,[LIBOR4+225], 10/6/23[1]	1,386,525	1,395,475
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.069%,[LIBOR12+450], 5/18/23[1]	2,790,975	2,817,154
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.489%,[LIBOR12+225], 3/21/22[1]	15,601,600	15,510,175
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.319%,[LIBOR12+875], 11/12/20[1]	2,647,540	1,546,891
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.569%,[LIBOR12+300], 7/29/22[1]	2,836,153	2,849,143
Tranche B2, 4.569%,[LIBOR12+300], 7/29/22[1]	862,478	866,428
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.729%,[LIBOR4+825], 2/23/22[1,2]	12,017,200	12,473,854
		37,459,120

Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.313%,[LIBOR4+600], 2/8/19[1]	5,857,466	3,192,319

Transportation Infrastructure—1.3%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.62%-3.81%,[LIBOR12+225], 4/6/24[1]	3,940,000	3,960,331
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%,[LIBOR4+225], 11/2/23[1]	1,414,286	1,423,655
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.479%,[LIBOR4+500], 5/19/23[1]	2,039,750	2,062,697
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.865%,[LIBOR12+350], 11/6/24[1]	2,395,000	2,407,346
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%,[LIBOR12+450], 5/22/24[1]	3,052,130	3,084,559
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%,[LIBOR12+275], 6/30/22[1]	6,634,484	6,680,096
		19,618,684

Information Technology—8.8%
Communications Equipment—0.4%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.60%,[LIBOR4+725], 7/17/20[1]	6,812,895	6,523,347

12        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.739%,[LIBOR12+450], 4/14/21[1]	$2,814,651	$2,828,725

Internet Software & Services—8.2%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.979%,[LIBOR4+350], 6/13/24[1]	5,895,225	5,918,334
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.121%,[LIBOR12+475], 11/8/24[1]	15,508,000	15,289,958
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.304%,[LIBOR4+500], 6/30/21[1]	4,060,320	4,029,868
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.819%,[LIBOR12+325], 9/10/22[1]	5,845,050	5,859,312
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.597%,[LIBOR12+225], 8/16/22[1]	864,680	867,382
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.31%,[LIBOR4+300], 5/1/24[1]	3,425,785	3,451,838
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.49%,[LIBOR12+425], 12/15/21[1]	2,296,223	2,314,168
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.26%,[LIBOR12+275], 7/5/21[1]	2,338,816	2,363,373
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.32%,[LIBOR12+375], 6/1/22[1]	2,171,764	2,179,908
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.802%,[LIBOR12+225], 7/8/22[1]	1,320,509	1,322,905
Tranche B, 3.802%,[LIBOR12+225], 4/26/24[1]	5,277,131	5,285,153
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.443%,[LIBOR4+375], 12/1/23[1]	1,755,553	1,767,623
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 2/1/22[1]	7,033,052	7,063,857
Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.193%,[LIBOR4+350], 8/5/22[1]	4,145,167	4,165,520
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.41%,[LIBOR12+700], 4/6/22[1]	1,358,175	1,374,589
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%,[LIBOR12+425], 1/20/24[1]	1,821,341	1,737,104
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.319%,[LIBOR12+275], 6/21/24[1]	1,361,724	1,364,564
Tranche B2, 4.069%,[LIBOR4+250], 11/19/21[1]	2,805,000	2,811,718
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.977%,[LIBOR12+250], 5/13/24[1]	1,340,647	1,349,026
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.069%,[LIBOR4+450], 9/30/24[1]	5,466,300	5,456,543
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.819%,[LIBOR12+525], 9/27/23[1]	1,893,737	1,913,262
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.775%,[LIBOR6+650], 12/8/21[1]	1,104,473	1,089,977
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.919%,[LIBOR4+550], 10/31/22[1]	3,344,735	3,404,154

13        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR12+325], 4/24/22[1]	$4,037,749	$3,983,361
Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.938%,[LIBOR4+250], 5/4/22[1]	1,290,000	1,300,481
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%,[LIBOR12+275], 6/21/24[1]	9,197,993	9,217,170
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.069%,[LIBOR4+350], 2/3/23[1]	2,354,055	2,366,120
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%,[LIBOR12+325], 3/3/23[1]	1,153,262	1,162,154
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.943%,[LIBOR4+325], 9/30/22[1]	1,156,398	1,159,052
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 5/1/24[1]	6,976,940	6,961,660
Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR12+325], 12/1/23[1]	4,420,350	4,459,028
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.069%,[LIBOR4+250], 9/28/24[1]	1,236,900	1,239,219
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.193%,[LIBOR4+450], 1/27/23[1]	4,608,822	4,625,644
		118,854,025

Materials—7.4%
Chemicals—2.3%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.693%,[LIBOR4+300], 1/31/24[1]	1,527,325	1,539,421
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.067%,[LIBOR4+275], 8/30/20[1]	260,012	260,310
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 4.067%,[LIBOR4+275], 8/30/20[1]	2,023,590	2,025,907
Tranche B3, 4.067%,[LIBOR4+275], 8/30/20[1]	612,875	613,576
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.069%,[LIBOR12+350], 7/30/21[1]	3,097,728	3,124,849
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.819%,[LIBOR4+325], 11/7/24[1]	1,440,000	1,448,107
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.069%,[LIBOR12+250], 2/14/24[1]	1,359,725	1,369,073
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR4+225], 10/20/24[1]	6,009,938	6,035,390
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.569%,[LIBOR12+300], 6/7/23[1]	1,434,868	1,444,016
Tranche B7, 4.069%,[LIBOR4+275], 6/7/20[1]	1,441,312	1,452,418
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.943%,[LIBOR4+425], 2/14/24[1]	1,814,242	1,832,384
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.172%,[LIBOR4+675], 8/20/19[1]	1,021,285	1,036,823
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+350], 6/13/23[1]	1,451,625	1,458,883

14        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Chemicals (Continued)
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.069%,[LIBOR4+250], 9/6/24[1]	$568,575	$574,190
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.693%,[LIBOR4+300], 9/23/24[1]	2,583,695	2,603,073
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.323%,[LIBOR4+300], 9/23/24[1]	5,965,000	6,009,737
		32,828,157

Construction Materials—1.2%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.069%,[LIBOR12+250], 10/31/23[1]	1,647,550	1,656,504
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.819%,[LIBOR4+225], 8/18/23[1]	3,550,980	3,582,495
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.319%,[LIBOR12+275], 11/15/23[1]	7,980,769	8,006,627
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 7/20/22[1]	1,521,131	1,527,079
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.819%,[LIBOR12+325], 2/28/24[1]	2,149,192	2,163,967
		16,936,672

Containers & Packaging—1.5%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche M, 3.682%-3.819%,[LIBOR12+225], 10/1/22[1]	6,842,589	6,878,102
Tranche N, 3.488%,[LIBOR12+225], 1/19/24[1]	952,800	957,821
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.481%,[LIBOR12+325], 4/3/24[1]	3,885,475	3,906,632
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.819%,[LIBOR12+225], 10/31/24[1]	455,000	458,697
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.45%,[LIBOR4+275], 10/14/24[1]	1,810,463	1,822,683
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.319%,[LIBOR12+300], 2/5/23[1]	4,279,255	4,304,288
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.569%,[LIBOR12+300], 3/11/22[1]	3,799,128	3,821,809
		22,150,032

Metals & Mining—2.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B2, 8.943%,[LIBOR4+725], 4/16/20[1]	26,301,016	23,243,523
Tranche B3, 9.443%,[LIBOR4+775], 4/17/20[1]	8,005,928	7,113,267
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.245%,[LIBOR12+375], 12/14/22[1]	395,000	398,209
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.069%,[LIBOR12+350], 3/31/22[1]	1,715,949	1,741,688
		32,496,687

15        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%-4.443%,[LIBOR12+275], 5/1/21[1]	$ 3,244,149	$ 3,256,331

Telecommunication Services—4.9%
Diversified Telecommunication Services—4.9%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.319%,[LIBOR4+275], 1/31/25[1]	18,840,000	18,204,150
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.111%,[LIBOR4+375], 10/2/24[1]	3,135,000	3,173,937
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.57%,[LIBOR12+300], 10/5/23[1]	4,102,966	4,041,934
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.07%,[LIBOR4+375], 5/27/24[1]	2,723,175	2,738,493
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.32%,[LIBOR12+375], 6/15/24[1]	4,616,800	4,443,670
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.693%,[LIBOR4+400], 5/23/20[1]	4,313,594	4,335,183
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%,[LIBOR4+450], 8/6/21[1]	7,346,599	7,218,033
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.89%,[LIBOR4+950], 2/4/22[1]	1,968,972	1,762,230
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.696%,[LIBOR12+225], 2/22/24[1]	3,780,000	3,785,405
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.82%,[LIBOR12+225], 3/24/21[1]	1,347,586	1,353,010
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.82%,[LIBOR12+225], 6/10/22[1]	1,950,000	1,957,576
Sprint Communications, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.125%,[LIBOR4+250], 2/2/24[1]	13,176,809	13,188,339
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.50%,[LIBOR12+400], 3/29/21[1]	5,325,187	5,017,897
		71,219,857

Utilities—3.7%
Electric Utilities—3.7%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.20%,[LIBOR4+275], 1/15/24[1]	4,471,260	4,470,209
Tranche B7, 4.20%,[LIBOR4+275], 5/31/23[1]	587,544	587,911
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.487%,[LIBOR4+375], 12/13/24[1]	1,900,000	1,915,827
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.363%,[LIBOR12+275], 2/7/24[1]	8,500,319	8,551,108
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.95%,[LIBOR4+325], 6/28/23[1]	3,437,176	3,474,917
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.07%,[LIBOR4+450], 6/12/20[1]	3,584,983	3,593,945
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.333%,[LIBOR4+700], 10/18/22[1]	1,106,000	1,028,580

16        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Electric Utilities (Continued)
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%,[LIBOR4+225], 6/30/23[1]	$ 11,648,746	$ 11,669,481
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.693%,[LIBOR4+400], 11/9/20[1]	6,569,077	5,522,130
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.569%,[LIBOR12+400], 7/15/23[1]	4,875,842	4,915,971
TerraForm Power Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.621%,[LIBOR4+275], 11/8/22[1]	675,000	685,125
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.084%-4.10%,[LIBOR12+250], 8/4/23[1]	6,320,046	6,361,537
Tranche C, 3.834%,[LIBOR12+250], 8/4/23[1]	1,120,705	1,128,063
		53,904,804
Total Corporate Loans (Cost $1,313,343,265)		1,296,424,573

Corporate Bonds and Notes—0.2%
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[2,3]	644,070	1
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[5]	3,735,000	3,580,931
Total Corporate Bonds and Notes (Cost $4,199,553)		3,580,932

	Shares
Common Stocks—4.8%
Arch Coal, Inc., Cl. A	353,989	32,977,615
Aretec Group, Inc.[6]	63,355	2,407,490
Avaya Holdings Corp.[6]	592,369	10,396,076
Caesars Entertainment Corp.[6]	37,841	478,689
Everyware Global, Inc.[2,6]	106,918	908,803
Gymboree Corp. (The)[6]	76,198	2,038,297
Gymboree Corp. (The)[6]	217,169	5,809,271
ION Media Networks, Inc.[2,6]	6,081	3,119,553
Larchmont Resources LLC[6]	136	47,024
Mach Gen LLC[6]	34,118	93,824
Media General, Inc.[2,6,7]	781,336	46,880
Millennium Corporate Claim Litigation Trust[2,6]	5,431	54
Millennium Lender Claim Litigation Trust[2,6]	10,862	109
New Millennium Holdco, Inc.[2,6]	111,266	1,113
Nexstar Media Group, Inc., Cl. A	24,520	1,917,464
Ocean Rig UDW, Inc., Cl. A6	274,612	7,359,597
Quicksilver Resources, Inc.[2,6]	11,634,576	219,358
Sabine Oil[6]	1,393	66,167
Templar Energy, Cl. A6	154,052	338,915
VICI Properties, Inc.[6]	54,843	1,124,281
Total Common Stocks (Cost $54,697,722)		69,350,580

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[6]	4,421	30,947
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[6]	787	4,722
Total Rights, Warrants and Certificates (Cost $591,883)		35,669

17        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—7.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.22%[8,9] (Cost $106,720,022)	106,720,022	$ 106,720,022
Total Investments, at Value (Cost $1,479,552,445)	101.7%	1,476,111,776
Net Other Assets (Liabilities)	(1.7)	(24,598,996)

Net Assets	100.0%	$ 1,451,512,780

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. Interest or dividend is paid-in-kind, when applicable.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,580,931 or 0.25% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Security received as the result of issuer reorganization.

8. Rate shown is the 7-day yield at period end.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	December 31,
	2017	Additions	Reductions	2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	162,655,983	203,867,679	259,803,640	106,720,022

Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$ 106,720,022	$ 335,599	$ —	$—

Glossary:
Definitions
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

18        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

19        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

20        OPPENHEIMER MASTER LOAN FUND, LLC

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,265,162,306	$31,262,267	$1,296,424,573
Corporate Bonds and Notes	—	3,580,931	1	3,580,932
Common Stocks	54,253,722	10,800,988	4,295,870	69,350,580
Rights, Warrants and Certificates	—	35,669	—	35,669
Investment Company	106,720,022	—	—	106,720,022

Total Assets	$160,973,744	$1,279,579,894	$35,558,138	$1,476,111,776

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at
Value:
Corporate Loans	$857,569	$(857,569)

Total Assets	$857,569	$(857,569)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

21        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $1,296,424,573, representing 89.3% of the Fund’s net assets were comprised of loans.

22        OPPENHEIMER MASTER LOAN FUND, LLC

3. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$6,822,490
Market Value	$5,170,183
Market Value as % of Net Assets	0.36%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to

23        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

24        OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018